LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of components of lease cost

The following table represents lease costs recognized in the Group's consolidated statements of operation for the years ended December 31, 2019, 2020 and 2021. Lease costs are included in selling expenses, general and administrative expenses and research and development expenses on the Group's consolidated statements of operations.

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating lease cost(1)	30,788	57,080	41,595
Sublease income	(1,382)	(537)	(3,591)
Total lease cost	29,406	56,543	38,004
(1)	Operating lease cost includes short-term lease costs, which was not material in the period presented.

Schedule of components of leases that are recognized on the Balance Sheets

The following table represents the components of leases that are recognized on the Group’s consolidated balance sheets as of December 31, 2020 and 2021.

	As of December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	42,313	49,644
Non-cash Right-of-use assets in exchange for new lease liabilities:
Operating leases	96,348	2,157
Weighted average remaining lease term:
Operating leases	3.68 years	2.80 years
Weighted average discount rate:
Operating leases	5.25%	5.27%

Schedule of maturities of lease liabilities under operating leases, after adoption of ASU 2016-02

The following is a maturity analysis of the annual undiscounted cash flows for the year ended December 31, 2021:

Year ending December 31,	RMB
2022	51,748
2023	45,338
2024	25,660
2025	8,354
Total lease payments	131,100
Less: imputed interest	9,891
Present value of lease liabilities	121,209